Earnings Per Share - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) shares Vote $ / shares	Aug. 28, 2023 shares	Aug. 24, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Earnings Per Share [Line Items]
Number of share options/rights outstanding in share-based payment arrangement	25,450,000			22,988,000	16,644,000	18,044,000
Outstanding options and rights exercisable	10,842,234			12,857,589	11,394,000
Disclosure - Earnings Per Share - Additional Information (Details) [Line Items]
Par value per share | $ / shares	$ 0
Voting right of ordinary shares carrying no par value | Vote	1
Dividends declared ordinary shares | $	$ 0
Dividends paid ordinary shares | $	$ 0
Major Ordinary Share Transactions
Earnings Per Share [Line Items]
Number of shares outstanding			195,647,457
Potential Ordinary Share Transactions
Earnings Per Share [Line Items]
Number of shares outstanding		97,823,728
ADS Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	1,505,000
Outstanding options and rights exercisable	250,000			0	0